Cover	Nov. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2022
Entity File Number	000-30451
Entity Registrant Name	ELINE ENTERTAINMENT GROUP, INC.
Entity Central Index Key	0001043150
Entity Tax Identification Number	88-0429856
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	7339 E. Williams Drive
Entity Address, Address Line Two	Unit 26496
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(602)
Local Phone Number	793-8058
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false